Indebtedness - Schedule of Indebtedness (Parentheticals) (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Term Loan B – U.S. Facility [Member]
Schedule of Indebtedness [Line Items]
Term Loan B – U.S. Facility	$ 1,320,531	$ 1,320,531
2027 Senior Unsecured Notes [Member]
Schedule of Indebtedness [Line Items]
Senior Notes	213,035	213,035
2026 Senior Secured Notes [Member]
Schedule of Indebtedness [Line Items]
Senior Secured Notes	387,047	387,047
2027 Senior Secured Notes [Member]
Schedule of Indebtedness [Line Items]
Senior Secured Notes	224,995	$ 224,995
2030 Senior Secured Term Loan [Member]
Schedule of Indebtedness [Line Items]
Senior Secured Notes	$ 120,000